Annual Total Returns[BarChart] - Federated Hermes Kaufmann Small Cap Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.18%)	21.27%	40.35%	5.66%	4.98%	5.77%	37.88%	6.88%	33.97%	43.41%